EXHIBIT 99.5

NISSAN MASTER OWNER TRUST

RECEIVABLES — 2017-B SERIES

Period	Collection	Accrual	Distribution
From	01-Jul-18	16-Jul-18	15-Aug-18
To	31-Jul-18	15-Aug-18
Days	30

Description of Collateral

On the Distribution Date, the Series 2017-B balances were:

Notes	$760,000,000.00
760,000,000.00
Principal Amount of Debt	760,000,000.00
Required Overcollateralization	$178,296,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$3,146,900.13
Series Nominal Liquidation Amount	941,442,900.13

Required Participation Amount	$941,442,900.13
Excess Receivables	$46,660,125.38

Total Collateral	988,103,025.51

Collateral as Percent of Notes	130.01%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR
Total Pool
Beginning Gross Principal Pool Balance	$6,391,562,585.22
Total Principal Collections	($2,327,587,988.55)
Investment in New Receivables	$2,053,936,640.44
Receivables Added for Additional Accounts	$0.00
Repurchases	($30,869,147.78)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($718,923,648.81)
Less Servicing Adjustment	($5,101,339.80)

Ending Balance	$5,363,017,100.72

SAP for Next Period	18.42%

Average Receivable Balance	$5,511,194,853.33
Monthly Payment Rate	42.23%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR
Total Pool
Total Interest Collections	$20,492,982.07
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$20,492,982.07

Series Allocation Percentage at Month-End	18.42%
Floating Allocation Percentage at Month-End	89.88%

Expected Final	Accumulation	Early Redemption
Payment Date	Period	Period
4/15/2020	10/1/2019	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
Days	30
LIBOR	2.071630%
Applicable Margin	0.430000%
	2.501630%

	Actual	Per $1000
Interest	1,584,365.67	2.08
Principal	—	—

		2.08
Total Due Investors	1,584,365.67
Servicing Fee	781,913.33

Excess Cash Flow	1,027,325.84

Reserve Account
Required Balance	$3,800,000.00
Current Balance	$3,800,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.13%
Pass / Fail	PASS
Seller’s Interest as a percent of the notes of each series		30.01%